Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events

The Company evaluated all events and transactions that occurred after December 31, 2023 up through the date the Company issued these consolidated financial statements, for disclosure or recognition in the consolidated financial statements of the Company as appropriate.